Investments - Summary of group's share of joint venture (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments
Revenue	£ 116	£ 121
Net profit for the year	44	43	£ 46
Total assets	182	198
Total liabilities	(86)	(97)
Net assets	96	101
Goodwill	68	68
Total	164	169	£ 178
Other comprehensive income	£ 0	£ 0